Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

We evaluated all events and transactions that occurred after June 30, 2026 up through September 30, 2026 which is the date that these unaudited interim condensed consolidated financial statements. There were no material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.